Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating and formation costs	$ 568,894	$ 493,656	$ 1,548,829	$ 3,768
Loss from operations	(568,894)	(493,656)	(1,548,829)	(3,768)
Other income:
Interest earned on investments held in Trust Account	1,892,422	1,033	2,537,410
Interest income on bank account	2,690	229	2,354	10
Change in fair value of warrant liabilities	180,200	3,048,096	4,420,646
Offering costs allocated to warrants		(27,670)	(27,670)
Other income, net	2,075,312	3,021,688	6,932,740	10
Income before income taxes	1,506,418	2,528,032	5,383,911	(3,758)
Provision for income taxes	(387,474)		(490,997)
Net income (loss)	$ 1,118,944	$ 2,528,032	$ 4,892,914	$ (3,758)
Class A Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)	17,250,000	14,758,333	16,635,616
Basic net income per share (in Dollars per share)	$ 0.05	$ 0.13	$ 0.23
Class B Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)	4,312,500	4,312,500	4,312,500	3,750,000
Basic net income per share (in Dollars per share)	$ 0.05	$ 0.13	$ 0.24